Furniture and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of furniture and equipment
Furniture and Equipment	$ 32,479	$ 17,960
Accumulated Depreciation	(12,241)	(5,967)
Furniture and Equipment, net	$ 20,238	$ 11,993